Trade Payables (Tables)	12 Months Ended
Mar. 31, 2026
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Summary of Trade Payables
Trade payables as of March 31, 2025 and 2026 consist of the following:

	Yen (millions)
	2025	2026
Trade accounts and notes payable	¥1,359,175	¥1,438,658
Other	304,312	342,940

Total	¥1,663,487	¥1,781,598